Restructuring Costs, Net - Components of Restructuring Gains (Costs), Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Restructuring And Related Activities [Abstract]
Manufacturing and distribution footprint optimization	$ 1,700	$ 100
Severance	1,500	200
Gain on sale of equipment	(100)	0
Total Restructuring Charges	$ 3,095	$ 320